Subsequent Events (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 08, 2019	Sep. 30, 2019	Jul. 10, 2019	Feb. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2021	Apr. 01, 2020	Aug. 28, 2019	Feb. 28, 2017
Number of warrants to purchase shares of common stock							161,538	87,500
Warrant exercise price per share												$ 0.01
Repayment of related party debt						$ 111,725	$ 111,725
Debt instrument maturity date								May 31, 2019
Forecast [Member]
Number of warrants exercisable									150,000	150,000
Subsequent Event [Member]
Warrant exercise price per share				$ 0.01
Debt instrument converted conversion, shares				423,966
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Promissory Notes [Member]
Debt instrument converted conversion, value		$ 175,000
Debt instrument converted conversion, shares		350,000
Debt instrument conversion price per shares		$ 0.50
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Number of common stock issued under private placement, shares		2,910,000	2,000,000
Common stock purchase price per share		$ 0.50	$ 0.50
Gross proceeds from shares issued under private placement		$ 1,455,000	$ 1,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Mr. Prashant Patel [Member]
Repayment of related party debt	$ 122,552
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Mr. Suren Ajjarapu [Member]
Repayment of related party debt	$ 100,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Mr. Prashant Patel and Mr. Suren Ajjarapu [Member]
Debt instrument maturity date	Jul. 01, 2020
Subsequent Event [Member] | Consulting Agreement [Member]
Number of warrants to purchase shares of common stock											300,000
Warrant exercise price per share											$ 0.01